BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 1,121	$ 1,416	$ 1,830
Accounts receivable, net	9,176	5,776	5,535
Inventory	11,279	13,041	15,772
TOTAL CURRENT ASSETS	21,576	20,233	23,137
Vehicles	21,811	21,811	21,811
Machinery & equipment	2,420	2,420	1,020
Office equipment	1,839	1,839	1,839
Property & Equipment, gross	26,070	26,070	24,670
Less accumulated depreciation	(25,183)	(24,792)	(24,548)
NET PROPERTY AND EQUIPMENT	887	1,278	122
TOTAL ASSETS	22,463	21,511	23,259
LIABILITIES AND SHAREHOLDERS' DEFICIT
Accounts payable	78,359	84,842	56,688
Accrued expenses	30,683	29,458	23,769
Accrued interest, related party	2,052	1,861	1,134
Accrued interest, other	65,288	60,629	45,440
Subscriptions payable			33,050
Derivative liability	138,416	119,991	46,133
Convertible promissory notes	130,000	110,000	40,000
Loans payable	110,000	110,000	110,000
Loan payable, related party	8,000	10,000	8,000
TOTAL CURRENT LIABILITIES	562,798	526,781	364,214
SHAREHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value 100,000,000 authorized preferred shares; none issued or outstanding
Common Stock, $0.0001 par value; 900,000,000 shares authorized	52,653	52,653	51,000
Additional paid in capital	104,140	97,197	39,487
Accumulated deficit	(697,128)	(655,120)	(431,442)
TOTAL SHAREHOLDERS' DEFICIT	(540,335)	(505,270)	(340,955)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 22,463	$ 21,511	$ 23,259